Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Schedule of property and equipment

	Thousands of Yen
	2020	2019
Leasehold improvements	¥272,756	¥215,524
Vehicles	9,548	7,786
Tools, furniture and fixtures	37,480	19,755
Total	319,784	243,065
Accumulated depreciation and amortization	(83,854)	(74,110)
	¥235,930	¥168,955